Debt - Additional Information (Detail) - USD ($)		1 Months Ended	12 Months Ended
	Apr. 01, 2016	Jan. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jul. 31, 2017	Sep. 30, 2016	Aug. 31, 2016
Debt Instrument [Line Items]
Borrowing capacity			$ 9,000,000,000		$ 4,000,000,000.0	$ 9,000,000,000	$ 8,000,000,000
Amount of unused borrowing capacity under credit facility			8,900,000,000
Line of credit			800,000,000
Net pre-tax losses on early debt redemption			2,000,000,000	$ 1,800,000,000
Long-term debt maturing within one year			3,303,000,000	2,477,000,000
Principal amount outstanding in connection with the guarantee of debt obligations			117,095,000,000	108,078,000,000
Guarantee of Debentures of Operating Telephone Company Subsidiaries
Debt Instrument [Line Items]
Principal amount outstanding in connection with the guarantee of debt obligations			800,000,000
Guarantee of Debentures and First Mortgage Bonds of Operating Telephone Company Subsidiaries
Debt Instrument [Line Items]
Termination of guarantee for aggregate principal amount of debentures	$ 600,000,000
Guarantee of Debt Obligations of GTE Corporation
Debt Instrument [Line Items]
Principal amount outstanding in connection with the guarantee of debt obligations			700,000,000
Subsequent Event
Debt Instrument [Line Items]
Amount drawn from credit facilities		$ 500,000,000
Network Equipment | Vendor Financing Facility
Debt Instrument [Line Items]
Value of purchase assets financed				$ 500,000,000
Long-term debt maturing within one year			$ 1,200,000,000